Inventories (Tables)	3 Months Ended
Mar. 31, 2026
Inventories
Schedule of inventories

Inventories

in € K

	March 31,	December 31,
	2026	2025

Finished goods	1,311,509	1,251,141
Healthcare supplies	485,734	413,453
Raw materials and purchased components	355,680	329,299
Work in process	150,084	146,878
Inventories	2,303,007	2,140,771